Derivative financial instruments (Details - Forward and swap contracts - notional value) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 78,000	R$ 172,856
Forward and swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	78,000	259,881
1 year to 3 years | Forward and swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional value	78,000
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	78,000	172,933
Swap contract [member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 78,000
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value		R$ 86,948